Reclamation and Closure Cost Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Reclamation Obligation [Abstract]
Disclosure of Detailed Information about Reclamation Obligation

	USA	Mexico	Brazil	Canada	Total
Balance – December 31, 2020	$27,111	$49,642	$44,038	$—	$120,791
Assumed in Premier Acquisition (note 5(c))	—	11,850	—	1,631	13,481
Disposals	—	—	(7,895)	—	(7,895)
Accretion	362	3,715	2,434	24	6,535
Change in estimates	1,001	(18,943)	410	924	(16,608)
Reclamation expenditures	—	(277)	(409)	—	(686)
Reclassified to assets held for sale (note 5(a))	—	(11,863)	—	—	(11,863)
Foreign exchange gain	—	(2,221)	(2,372)	(14)	(4,607)
Balance – December 31, 2021	28,474	31,903	36,206	2,565	99,148
Disposals	—	332	—	—	332
Accretion	699	2,869	1,967	83	5,618
Change in estimates	(1,442)	(5,200)	(4,298)	3,451	(7,489)
Reclamation expenditures	—	(442)	(1,809)	—	(2,251)
Foreign exchange loss (gain)	—	1,931	1,809	(259)	3,481
Foreign currency translation	—	—	—	(123)	(123)
Balance – December 31, 2022	$27,731	$31,393	$33,875	$5,717	$98,716

At December 31				2022	2021
Classified and presented as:
Current(1)				$3,202	$3,583
Non-current				95,514	95,565
Total reclamation and closure cost provisions				$98,716	$99,148
(1)    Included in other current liabilities.